Investment securities by type (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Held-to-maturity securities
Debt securities held-to-maturity	SFr (0)		SFr 0
Debt securities held-to-maturity, before allowance for credit losses	95
Gross unrealized gains	0		0
Gross unrealized losses	0		0
Fair value	95		0
Available-for-sale securities
Amortized cost, Debt Securities			972
Amortized cost, before allowance for credit losses, Debt Securities	483
Gross unrealized gains, Debt securities	6		36
Gross unrealized losses, Debt securities	0		2
Fair value, Debt securities	489	SFr 1,068	1,006
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost, Debt Securities			2
Amortized cost, before allowance for credit losses, Debt Securities	2
Gross unrealized gains, Debt securities	0		0
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	2		2
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities			163
Amortized cost, before allowance for credit losses, Debt Securities	0
Gross unrealized gains, Debt securities	0		8
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	0		171
Corporate debt securities
Held-to-maturity securities
Debt securities held-to-maturity			0
Debt securities held-to-maturity, before allowance for credit losses	95
Gross unrealized gains	0		0
Gross unrealized losses	0		0
Fair value	95		0
Available-for-sale securities
Amortized cost, Debt Securities			807
Amortized cost, before allowance for credit losses, Debt Securities	481
Gross unrealized gains, Debt securities	6		28
Gross unrealized losses, Debt securities	0		2
Fair value, Debt securities	487		833
Bank
Held-to-maturity securities
Debt securities held-to-maturity	(0)		0
Debt securities held-to-maturity, before allowance for credit losses	95
Gross unrealized gains	0		0
Gross unrealized losses	0		0
Fair value	95		0
Available-for-sale securities
Amortized cost, Debt Securities			970
Amortized cost, before allowance for credit losses, Debt Securities	481
Gross unrealized gains, Debt securities	6		36
Gross unrealized losses, Debt securities	0		2
Fair value, Debt securities	487		1,004
Bank | Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost, Debt Securities			163
Amortized cost, before allowance for credit losses, Debt Securities	0
Gross unrealized gains, Debt securities	0		8
Gross unrealized losses, Debt securities	0		0
Fair value, Debt securities	0		171
Bank | Corporate debt securities
Held-to-maturity securities
Debt securities held-to-maturity			0
Debt securities held-to-maturity, before allowance for credit losses	95
Gross unrealized gains	0		0
Gross unrealized losses	0		0
Fair value	95		0
Available-for-sale securities
Amortized cost, Debt Securities			807
Amortized cost, before allowance for credit losses, Debt Securities	481
Gross unrealized gains, Debt securities	6		28
Gross unrealized losses, Debt securities	0		2
Fair value, Debt securities	SFr 487		SFr 833